Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
Profit for the period	€ 51.7	€ 56.4	€ 152.2	€ 166.4
Taxation	13.9	14.9	42.2	48.7
Net financing costs	15.0	15.7	90.4	44.2
Depreciation & amortization	17.1	16.9	50.7	51.6
EBITDA	97.7	103.9	335.5	310.9
Exceptional items	6.5	2.5	21.6	27.3
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	0.0	0.0	2.3	0.0
Exceptional items	6.5	2.5	21.6	27.3
Other add-backs	9.0	2.3	14.4	9.2
Adjusted EBITDA	€ 113.2	€ 108.7	€ 373.8	€ 347.4